Income and Expenses - Summary of Other Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Government grant income	$ 8	$ 18	$ 0
Others	4	15	14
Other income	$ 12	$ 33	$ 14